Leases, Components of Lease Cost (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Lease, Cost [Abstract]
Operating lease cost	$ 189	$ 204
Short-term lease expense	$ 9	$ 17